Exhibit 99.6 Schedule 4

Data Compare (Non-Ignored)
Run Date - 1/28/2026 3:54:22 PM

Dummy ID	AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
802	XX	XX	XX			Property Type	PUD	PUD Attached	Verified	Field Value captured from Appraisal or Valuation model in file